Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	AFL CIO Housing Investment Trust
Entity Central Index Key	0000225030
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
AFL CIO HOUSING INVESTMENT TRUST
Shareholder Report [Line Items]
Fund Name	AFL CIO HOUSING INVESTMENT TRUST
Class Name	AFL CIO HOUSING INVESTMENT TRUST
Annual or Semi-Annual Statement [Text Block]	SEMI-ANNUAL REPORT
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

This semi-annual report contains important information about the AFL-CIO Housing Investment Trust (the “HIT”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the HIT at aflcio-hit.com/shareholder-reports/. You can also request this information by contacting us at 1-202-331-8055 or IR@aflcio-hit.com.

Additional Information Phone Number	1-202-331-8055
Additional Information Website	aflcio-hit.com/shareholder-reports/
Expenses [Text Block]

WHAT WERE THE HIT’S COSTS FOR THE PAST SIX MONTHS?

BASED ON A HYPOTHETICAL $10,000 INVESTMENT

The below table explains the costs that Participants would have paid within the reporting period.

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT[1]
AFL-CIO Housing Investment Trust	$16.00	0.32%
[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.32%, as of June 30, 2024

Expenses Paid, Amount	$ 16.00
Expense Ratio, Percent	0.32% [1]
Factors Affecting Performance [Text Block]

HOW DID THE HIT PERFORM DURING THE REPORTING PERIOD AND
WHAT AFFECTED ITS PERFORMANCE?

The HIT outperformed the Bloomberg US Aggregate Bond Index* (Bloomberg Aggregate or Benchmark) with a gross return of 0.47% and a net return of 0.31% for the first half of 2024, compared to -0.71% for the Benchmark. Interest rates rose materially throughout the first half of the year, causing investment grade fixed income strategies to broadly produce negative returns; however, the HIT was able to produce a positive total return primarily due to the strength of the multifamily sector.

Entering 2024, the market had priced in six interest rate cuts, starting as early as March, but sticky inflation and a resilient labor market in the first quarter caused a drastic shift in market expectations. As the second quarter concluded, the Federal Reserve had still not cut interest rates, remaining on pause to assess the lagged impacts of its restrictive monetary policy. Consequently, the 10-year Treasury rate closed June at its second-highest quarter-end level in over 15 years.

HIT’s overweight to agency-insured multifamily mortgage backed securities (MBS) as spreads tightened to Treasuries	HIT’s structural underweight to corporate bonds, the second-best performing asset class in the Benchmark on an excess return basis
HIT’s underweight to agency-insured, fixed-rate single family MBS and Treasuries, the worst and second-worst performing asset classes in the Benchmark on an excess return basis, respectively	HIT’s overweight to the second highest credit quality sector, the worst performing asset classes in the Benchmark on an excess return basis
HIT’s overweight to spread product, as spreads across most investment grade fixed income assets tightened versus Treasuries due to the attractiveness of all-in-yields and lack of new issuance

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]

FUND PERFORMANCE

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the HIT. It assumes a $50,000 initial investment at the beginning of the first fiscal year in the Benchmark.

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 YEAR	5 YEAR	10 YEAR
HIT Gross	3.82%	-0.20%	1.52%
HIT Net	3.48%	-0.52%	1.14%
Bloomberg Aggregate*	2.63%	-0.23%	1.35%

Past performance is not a good predictor of future performance. Visit aflcio-hit.com for the most recent performance information.

Net Assets	$ 6,555,000,000
Holdings Count | Holdings	933
Investment Company, Portfolio Turnover	21.41%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

HIT’s net assets	$6.555 Billion
Ratio of net investment income to average net assets	3.59%
Portfolio turnover rate	21.41%
Total number of portfolio holdings	933
Effective Duration	5.97%
Current Yield	4.05%
Yield to Worst[2]	5.65%
Advisory Fee Paid	N/A

[2]	Yield-to-Worst is a measure of the lowest possible yield that can be received on a bond that fully operates within the terms of its contract without defaulting. It does not represent the performance yield. It is calculated by using the lower of either the yield to maturity or the yield to call on every possible call date.

Holdings [Text Block]

[1]	Expenses are equal to the HIT’s annualized six-month expense ratio of 0.32%, as of June 30, 2024